Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	3,852	$ 216,713
RTX Corp.	5,023	457,696
Textron, Inc.	3,111	263,533

		937,942

Air Freight & Logistics - 0.6%
FedEx Corp.	737	177,831
United Parcel Service, Inc., Class B	3,188	452,377

		630,208

Automobile Components - 0.1%
Aptiv PLC (A)	1,406	114,350
BorgWarner, Inc.	359	12,170

		126,520

Automobiles - 0.7%
Tesla, Inc. (A)	3,971	743,729

Banks - 2.1%
Bank of America Corp.	22,732	773,115
Fifth Third Bancorp	6,980	238,995
Truist Financial Corp.	9,609	356,110
US Bancorp	8,222	341,542
Wells Fargo & Co.	10,575	530,653

		2,240,415

Beverages - 1.1%
Coca-Cola Co.	9,974	593,353
Monster Beverage Corp. (A)	1,388	76,368
PepsiCo, Inc.	3,299	555,980

		1,225,701

Biotechnology - 1.9%
AbbVie, Inc.	4,993	820,849
Biogen, Inc. (A)	772	190,422
BioMarin Pharmaceutical, Inc. (A)	612	53,905
Neurocrine Biosciences, Inc. (A)	338	47,242
Regeneron Pharmaceuticals, Inc. (A)	442	416,709
Sarepta Therapeutics, Inc. (A)	236	28,082
Vertex Pharmaceuticals, Inc. (A)	977	423,412

		1,980,621

Broadline Retail - 2.4%
Amazon.com, Inc. (A)	16,865	2,617,448

Building Products - 0.6%
Masco Corp.	2,445	164,524
Trane Technologies PLC	1,890	476,375

		640,899

Capital Markets - 1.5%
Blackstone, Inc.	465	57,869
Charles Schwab Corp.	4,258	267,913
CME Group, Inc.	1,140	234,658
Goldman Sachs Group, Inc.	455	174,724
Intercontinental Exchange, Inc.	2,672	340,226
Morgan Stanley	2,411	210,336
S&P Global, Inc.	565	253,318
State Street Corp.	784	57,914

		1,596,958

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.2%
Air Products & Chemicals, Inc.	399	$ 102,028
Dow, Inc.	5,640	302,304
Eastman Chemical Co.	1,820	152,061
Linde PLC	1,102	446,123
LyondellBasell Industries NV, Class A	1,767	166,310
PPG Industries, Inc.	645	90,971

		1,259,797

Commercial Services & Supplies - 0.1%
Cintas Corp.	111	67,107

Communications Equipment - 0.1%
Motorola Solutions, Inc.	362	115,659

Consumer Finance - 0.1%
Capital One Financial Corp.	742	100,407

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	934	649,018
Dollar Tree, Inc. (A)	579	75,629
Target Corp.	2,069	287,757
Walmart, Inc.	2,106	348,016

		1,360,420

Containers & Packaging - 0.0% (B)
International Paper Co.	519	18,596

Distributors - 0.0% (B)
LKQ Corp.	1,104	51,524

Electric Utilities - 1.1%
Constellation Energy Corp.	705	86,010
NextEra Energy, Inc.	6,265	367,317
PG&E Corp.	20,146	339,863
Southern Co.	6,030	419,206

		1,212,396

Electrical Equipment - 0.4%
Eaton Corp. PLC	1,683	414,153

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	1,993	64,753
Keysight Technologies, Inc. (A)	1,044	160,003

		224,756

Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,285	65,123

Entertainment - 0.4%
Netflix, Inc. (A)	627	353,697
Warner Bros Discovery, Inc. (A)	4,397	44,058

		397,755

Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B (A)	2,370	909,464
Block, Inc. (A)	419	27,239
Fiserv, Inc. (A)	699	99,167
FleetCor Technologies, Inc. (A)	871	252,529
Mastercard, Inc., Class A	2,349	1,055,241
Visa, Inc., Class A	3,006	821,420

		3,165,060

Food Products - 0.5%
Mondelez International, Inc., Class A	6,953	523,352

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.7%
CSX Corp.	3,752	$ 133,946
Norfolk Southern Corp.	702	165,139
Uber Technologies, Inc. (A)	4,056	264,735
Union Pacific Corp.	755	184,167

		747,987

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,470	95,564
Becton Dickinson & Co.	446	106,509
Boston Scientific Corp. (A)	7,657	484,382
Dexcom, Inc. (A)	610	74,024
Intuitive Surgical, Inc. (A)	385	145,615
Medtronic PLC	4,176	365,567
Stryker Corp.	994	333,467

		1,605,128

Health Care Providers & Services - 1.7%
Centene Corp. (A)	2,568	193,396
CVS Health Corp.	1,177	87,534
Elevance Health, Inc.	592	292,116
Humana, Inc.	322	121,735
McKesson Corp.	208	103,977
UnitedHealth Group, Inc.	1,905	974,865

		1,773,623

Health Care REITs - 0.3%
Ventas, Inc.	4,409	204,533
Welltower, Inc.	1,278	110,560

		315,093

Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (A)	128	448,956
Chipotle Mexican Grill, Inc. (A)	163	392,629
Expedia Group, Inc. (A)	1,747	259,133
Marriott International, Inc., Class A	770	184,592
Royal Caribbean Cruises Ltd. (A)	1,505	191,887
Yum! Brands, Inc.	2,095	271,282

		1,748,479

Household Durables - 0.2%
Lennar Corp., Class A	596	89,311
Toll Brothers, Inc.	747	74,214

		163,525

Household Products - 0.5%
Church & Dwight Co., Inc.	1,633	163,055
Procter & Gamble Co.	2,616	411,078

		574,133

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,251	657,547

Industrial REITs - 0.4%
Prologis, Inc.	3,644	461,658

Insurance - 1.4%
Aflac, Inc.	1,863	157,125
Chubb Ltd.	907	222,215
Globe Life, Inc.	1,120	137,558
MetLife, Inc.	2,189	151,742
Progressive Corp.	2,398	427,444
Travelers Cos., Inc.	1,869	395,032

		1,491,116

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	9,384	$ 1,314,698
Alphabet, Inc., Class C (A)	6,523	924,961
Meta Platforms, Inc., Class A (A)	4,153	1,620,252

		3,859,911

IT Services - 0.8%
Accenture PLC, Class A	1,512	550,186
Cognizant Technology Solutions Corp., Class A	3,823	294,830

		845,016

Life Sciences Tools & Services - 0.8%
Danaher Corp.	1,754	420,802
Thermo Fisher Scientific, Inc.	802	432,262

		853,064

Machinery - 1.0%
Deere & Co.	1,387	545,895
Dover Corp.	950	142,291
Ingersoll Rand, Inc.	672	53,666
Otis Worldwide Corp.	3,797	335,807

		1,077,659

Media - 0.8%
Charter Communications, Inc., Class A (A)	648	240,220
Comcast Corp., Class A	12,349	574,723
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	1,555	47,256

		862,199

Metals & Mining - 0.1%
Nucor Corp.	577	107,859

Multi-Utilities - 0.2%
DTE Energy Co.	286	30,150
Public Service Enterprise Group, Inc.	3,931	227,959

		258,109

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	1,767	260,509
ConocoPhillips	3,718	415,933
Diamondback Energy, Inc.	1,687	259,359
EOG Resources, Inc.	3,559	404,978
Exxon Mobil Corp.	9,782	1,005,687
Marathon Oil Corp.	1,809	41,336
Pioneer Natural Resources Co.	118	27,120

		2,414,922

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,290	89,631

Personal Care Products - 0.2%
Kenvue, Inc.	7,925	164,523

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	8,840	432,011
Eli Lilly & Co.	1,135	732,767
Johnson & Johnson	2,923	464,465
Merck & Co., Inc.	3,472	419,348

		2,048,591

Professional Services - 0.1%
Leidos Holdings, Inc.	1,358	150,018

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	1,581	$ 107,018
Sun Communities, Inc.	562	70,446
UDR, Inc.	585	21,072

		198,536

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (A)	3,777	633,365
Analog Devices, Inc.	2,492	479,361
Broadcom, Inc.	308	363,440
Lam Research Corp.	682	562,766
Micron Technology, Inc.	1,744	149,548
NVIDIA Corp.	4,350	2,676,424
NXP Semiconductors NV	2,517	530,005
Qorvo, Inc. (A)	890	88,769
Teradyne, Inc.	1,378	133,101
Texas Instruments, Inc.	3,604	577,072

		6,193,851

Software - 6.6%
Adobe, Inc. (A)	1,172	724,038
Cadence Design Systems, Inc. (A)	437	126,057
Intuit, Inc.	778	491,175
Microsoft Corp.	12,808	5,092,205
Oracle Corp.	1,905	212,788
ServiceNow, Inc. (A)	609	466,129

		7,112,392

Specialized REITs - 0.4%
Digital Realty Trust, Inc.	1,700	238,782
SBA Communications Corp.	879	196,773

		435,555

Specialty Retail - 1.5%
AutoNation, Inc. (A)	675	94,271
AutoZone, Inc. (A)	150	414,320
Best Buy Co., Inc.	2,565	185,937
Burlington Stores, Inc. (A)	683	130,555
Lowe’s Cos., Inc.	2,774	590,418
O’Reilly Automotive, Inc. (A)	35	35,807
TJX Cos., Inc.	2,129	202,063

		1,653,371

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	22,233	4,099,765
Seagate Technology Holdings PLC	3,166	271,263
Western Digital Corp. (A)	514	29,427

		4,400,455

Tobacco - 0.2%
Altria Group, Inc.	1,673	67,121
Philip Morris International, Inc.	1,737	157,806

		224,927

Trading Companies & Distributors - 0.1%
United Rentals, Inc.	202	126,331

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	651	104,961

Total Common Stocks (Cost $37,606,211)		64,436,716

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 11.95% (C)	2,950	$ 85,639

Total Preferred Stock (Cost $85,274)		85,639

	Principal	Value
ASSET-BACKED SECURITIES - 2.2%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (D)	$ 33,050	30,326
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (D)	100,000	102,483
Series 2024-1A, Class A,
5.36%, 06/20/2030 (D)	100,000	101,188
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	10,031	9,795
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (D)	87,297	87,812
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	100,000	101,577
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.56% (C), 10/18/2030 (D)	311,854	312,297
First National Master Note Trust
Series 2023-2, Class A,
5.77%, 09/15/2029	95,000	97,181
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	73,155	73,029
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	75,134	57,657
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (D)	202,948	164,983
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (D)	100,000	101,930
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (D)	99,063	91,643
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	103,717	94,015
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	1,458	1,451
MVW Owner Trust
Series 2023-1A, Class A,
4.93%, 10/20/2040 (D)	81,721	81,215

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.77% (C), 01/20/2031 (D)	$ 167,982	$ 168,220
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	13,446	13,122
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	35,316	34,326
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.68% (C), 07/20/2030 (D)	146,474	146,533
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	44,486	42,042
Series 2023-1A, Class A,
5.20%, 01/20/2040 (D)	63,432	63,623
Series 2023-2A, Class A,
5.80%, 04/20/2040 (D)	75,562	76,756
Series 2023-3A, Class A,
6.10%, 09/20/2040 (D)	91,471	93,642
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (D)	130,000	125,649
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (D)	78,006	78,001

Total Asset-Backed Securities (Cost $2,422,602)		2,350,496

CORPORATE DEBT SECURITIES - 14.1%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	91,000	71,672
5.15%, 05/01/2030	85,000	85,091
HEICO Corp.
5.35%, 08/01/2033	108,000	109,628

		266,391

Automobile Components - 0.0% (B)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	54,000	47,557

Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (D)	65,000	62,530
Ford Motor Co.
4.35%, 12/08/2026	63,000	61,553
General Motors Co.
6.25%, 10/02/2043	15,000	15,360
General Motors Financial Co., Inc.
5.00%, 04/09/2027	70,000	69,903
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (D)	91,000	95,651
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	200,000	177,521

		482,518

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.5%
Bank of America Corp.
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	$ 300,000	$ 301,519
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	52,000	52,935
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	203,000	209,588
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	82,000	85,103
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (C), 07/27/2029	23,000	23,931
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	128,000	107,034
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	200,000	209,574
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	65,000	64,600
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (D)	200,000	219,109
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	106,000	98,384
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	52,000	52,824
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	231,000	234,785
Morgan Stanley
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	76,000	76,967
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	39,000	39,769
Fixed until 10/18/2032, 6.34% (C), 10/18/2033	77,000	82,990
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	15,000	15,375
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	80,000	83,566
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	82,000	79,789
Fixed until 10/28/2032, 6.12% (C), 10/28/2033	47,000	48,862
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	40,000	43,181
UBS Group AG
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (D)	262,000	278,700
US Bancorp
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	56,000	57,725
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	114,000	116,228
Fixed until 06/15/2024 (E), 5.90% (C)	40,000	39,845

		2,622,383

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	68,000	61,592

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 63,000	$ 58,119
3.70%, 12/06/2026	16,000	15,572

		135,283

Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	50,000	36,131
5.60%, 03/02/2043	48,000	49,306
CSL Finance PLC
4.63%, 04/27/2042 (D)	48,000	45,031
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	20,744
Royalty Pharma PLC
2.20%, 09/02/2030	77,000	64,547

		215,759

Building Products - 0.1%
Carrier Global Corp.
5.90%, 03/15/2034 (D)	42,000	44,830
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (F)	108,000	100,460

		145,290

Capital Markets - 0.1%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	141,000	145,944

Chemicals - 0.2%
Celanese US Holdings LLC
6.70%, 11/15/2033	61,000	65,543
FMC Corp.
5.65%, 05/18/2033 (F)	46,000	45,710
Nutrien Ltd.
4.90%, 03/27/2028	50,000	50,222

		161,475

Commercial Services & Supplies - 0.8%
ADT Security Corp.
4.13%, 08/01/2029 (D) (F)	79,000	72,902
Ashtead Capital, Inc.
5.80%, 04/15/2034 (D)	200,000	201,193
Carlisle Cos., Inc.
3.75%, 12/01/2027	44,000	42,237
Element Fleet Management Corp.
6.32%, 12/04/2028 (D)	123,000	127,760
General Electric Co.
4.13%, 10/09/2042 (F)	48,000	40,929
4.50%, 03/11/2044	79,000	73,129
GXO Logistics, Inc.
2.65%, 07/15/2031	153,000	126,270
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	49,090
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	160,000	129,876

		863,386

Consumer Finance - 0.1%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (C), 02/01/2030	83,000	83,729

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	$ 73,000	$ 59,094
Sysco Corp.
3.30%, 07/15/2026	104,000	100,950

		160,044

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	59,363

Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	47,000	49,000

Diversified REITs - 0.7%
Broadstone Net Lease LLC
2.60%, 09/15/2031	96,000	75,399
SBA Tower Trust
1.63%, 05/15/2051 (D)	110,000	98,506
1.88%, 07/15/2050 (D)	56,000	52,067
2.84%, 01/15/2050 (D)	300,000	290,513
VICI Properties LP
4.95%, 02/15/2030	118,000	114,491
Weyerhaeuser Co.
4.00%, 04/15/2030	104,000	99,074

		730,050

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	25,931
Verizon Communications, Inc.
1.68%, 10/30/2030	177,000	145,210
2.99%, 10/30/2056	105,000	68,354

		239,495

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	66,000	64,664
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	34,818
CMS Energy Corp.
4.88%, 03/01/2044	26,000	24,446
DTE Electric Co.
4.30%, 07/01/2044	101,000	88,620
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	108,000	84,652
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	48,846
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	47,653
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	20,000	21,128
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	57,154
PacifiCorp
3.60%, 04/01/2024	61,000	60,794
Public Service Electric & Gas Co.
3.00%, 05/15/2025 (F)	49,000	47,919

		580,694

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	85,000	71,834
Keysight Technologies, Inc.
4.60%, 04/06/2027	63,000	62,639

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	$ 50,000	$ 46,087
Trimble, Inc.
6.10%, 03/15/2033	70,000	73,572

		254,132

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	90,000	87,270

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
4.45%, 04/03/2026	150,000	147,317
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	49,000	45,737
5.50%, 12/15/2024 (D)	147,000	146,551
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (D)	121,000	117,247
5.50%, 01/15/2026 (D)	47,000	46,718

		503,570

Food Products - 0.4%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	94,000	81,417
Cargill, Inc.
5.13%, 10/11/2032 (D)	49,000	49,770
J M Smucker Co.
6.50%, 11/15/2043	42,000	46,721
Viterra Finance BV
4.90%, 04/21/2027 (D)	200,000	198,148

		376,056

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	200,000	189,210
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	100,000	105,132

		294,342

Health Care Providers & Services - 0.5%
Centene Corp.
3.00%, 10/15/2030	80,000	69,238
3.38%, 02/15/2030	60,000	53,670
Cigna Group
2.40%, 03/15/2030	61,000	53,239
CVS Health Corp.
2.70%, 08/21/2040	50,000	35,175
5.25%, 01/30/2031	31,000	31,503
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	52,617
5.13%, 02/15/2053	49,000	47,981
HCA, Inc.
4.13%, 06/15/2029	28,000	26,699
4.63%, 03/15/2052	67,000	56,766
5.25%, 04/15/2025	16,000	15,982
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	51,000	46,239
Molina Healthcare, Inc.
4.38%, 06/15/2028 (D)	16,000	14,994
UnitedHealth Group, Inc.
5.20%, 04/15/2063	74,000	74,110

		578,213

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	$ 94,000	$ 77,332
Ventas Realty LP
3.25%, 10/15/2026	67,000	63,600

		140,932

Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	41,000	39,967
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	114,000	100,831

		140,798

Household Durables - 0.0% (B)
Mohawk Industries, Inc.
5.85%, 09/18/2028	46,000	47,653

Industrial Conglomerates - 0.1%
Veralto Corp.
5.45%, 09/18/2033 (D)	70,000	71,669

Insurance - 0.5%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (D)	224,000	221,792
Equitable Holdings, Inc.
5.59%, 01/11/2033	127,000	130,257
Global Atlantic Finance Co.
7.95%, 06/15/2033 (D)	124,000	137,644
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	94,000	82,635

		572,328

Interactive Media & Services - 0.4%
Baidu, Inc.
4.38%, 05/14/2024	200,000	199,308
Meta Platforms, Inc.
4.80%, 05/15/2030	76,000	77,341
Tencent Holdings Ltd.
3.28%, 04/11/2024 (D)	97,000	96,568

		373,217

Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	6,000	5,252

Machinery - 0.1%
CNH Industrial Capital LLC
4.55%, 04/10/2028	42,000	41,623
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	108,000	95,197

		136,820

Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	33,549
Comcast Corp.
2.94%, 11/01/2056	17,000	10,968

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/2043	$ 24,000	$ 21,692
Paramount Global
4.20%, 05/19/2032 (F)	20,000	17,779

		83,988

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (D)	200,000	194,593
ArcelorMittal SA
6.55%, 11/29/2027	101,000	105,839
Glencore Funding LLC
2.63%, 09/23/2031 (D)	82,000	69,244

		369,676

Office REITs - 0.1%
Corporate Office Properties LP
2.25%, 03/15/2026	35,000	32,880
Highwoods Realty LP
4.13%, 03/15/2028	47,000	43,864
7.65%, 02/01/2034 (F)	30,000	32,987

		109,731

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	41,155
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	44,558
Energy Transfer LP
4.90%, 02/01/2024	41,000	41,000
5.15%, 03/15/2045	75,000	68,711
5.55%, 02/15/2028	43,000	43,762
5.95%, 10/01/2043	28,000	27,744
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	90,286
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	52,000	52,000
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	62,419
ONEOK, Inc.
6.10%, 11/15/2032	100,000	105,277
Ovintiv, Inc.
6.25%, 07/15/2033	67,000	69,752
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	119,370
7.69%, 01/23/2050	17,000	11,884
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	52,000	47,820
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	40,149
Shell International Finance BV
2.50%, 09/12/2026	103,000	98,151
3.75%, 09/12/2046	30,000	24,542
Western Midstream Operating LP
6.15%, 04/01/2033	69,000	71,347
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	26,979

		1,086,906

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 42,617	$ 39,056
United Airlines Pass-Through Trust
3.75%, 03/03/2028	48,693	46,794

		85,850

Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	112,000	114,670

Pharmaceuticals - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	45,610
Bristol-Myers Squibb Co.
6.40%, 11/15/2063	14,000	16,059
Merck & Co., Inc.
5.00%, 05/17/2053	87,000	87,078
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	75,000	74,555
Viatris, Inc.
2.30%, 06/22/2027	47,000	42,800

		266,102

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	52,000	50,844
5.10%, 12/15/2027	79,000	79,649

		130,493

Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	86,000	86,872
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	48,000	44,045

		130,917

Retail REITs - 0.1%
Realty Income Corp.
4.90%, 07/15/2033	75,000	73,377
Simon Property Group LP
6.25%, 01/15/2034	35,000	37,837

		111,214

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	115,000	109,936
Broadcom, Inc.
3.14%, 11/15/2035 (D)	87,000	71,432
Foundry JV Holdco LLC
5.88%, 01/25/2034 (D)	200,000	205,723
KLA Corp.
3.30%, 03/01/2050	80,000	59,700
Microchip Technology, Inc.
0.98%, 09/01/2024	70,000	68,136
Micron Technology, Inc.
5.30%, 01/15/2031	87,000	87,868
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051 (F)	39,000	27,189
3.40%, 05/01/2030	75,000	68,500
QUALCOMM, Inc.
3.25%, 05/20/2050 (F)	65,000	49,815

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.
1.80%, 06/01/2026	$ 39,000	$ 36,326
TSMC Global Ltd.
1.38%, 09/28/2030 (D)	200,000	162,609

		947,234

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	13,406
Fiserv, Inc.
5.45%, 03/02/2028	71,000	72,805
Infor, Inc.
1.75%, 07/15/2025 (D)	68,000	64,370
Intuit, Inc.
5.50%, 09/15/2053	33,000	35,102
Oracle Corp.
3.65%, 03/25/2041	57,000	45,243
6.90%, 11/09/2052	91,000	106,566
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (D)	78,000	30,547
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	114,000	111,827
Workday, Inc.
3.50%, 04/01/2027	73,000	70,669

		550,535

Specialized REITs - 0.1%
Extra Space Storage LP
5.90%, 01/15/2031	106,000	110,138
Tobacco - 0.2%
BAT Capital Corp.
6.42%, 08/02/2033	103,000	107,926
Philip Morris International, Inc.
5.63%, 11/17/2029	77,000	80,284

		188,210

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	127,575
5.15%, 04/15/2034	87,000	87,533

		215,108

Total Corporate Debt Securities (Cost $15,679,978)		15,071,385

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	111,341

Total Foreign Government Obligation (Cost $115,781)		111,341

MORTGAGE-BACKED SECURITIES - 2.2%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	137,972	52,428
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	34,754	31,411
CIM Trust
Series 2021-R6, Class A1,
1.43% (C), 07/25/2061 (D)	149,118	130,620

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B,
3.77%, 02/10/2048	$ 157,700	$ 152,233
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	19,959	19,231
COMM Mortgage Trust
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	310,000	295,623
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	131,594	108,606
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	113,731	100,147
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	150,000	145,893
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.09% (C), 03/18/2035	10,419	8,768
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month Term SOFR + 0.91%,
6.25% (C), 10/25/2034	9,109	8,827
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.32% (C), 08/25/2037	80,772	56,884
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month Term SOFR + 0.75%,
6.09% (C), 10/25/2028	4,666	4,347
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	22,053	20,506
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	11,406	10,754
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	28,859	27,052
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	21,276	19,930
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	18,333	16,830
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	37,678	35,655
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	65,123	61,555
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	22,124	20,856
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	25,267	24,162
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	84,864	78,312
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	70,802	66,139
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (C), 03/25/2063 (D)	86,282	86,753
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month Term SOFR + 0.81%, 6.15% (C), 01/19/2034	27,208	25,414

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	$ 1,761	$ 1,751
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	5,729	5,637
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	17,963	17,217
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	25,848	25,157
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	71,237	68,679
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	116,670	108,894
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	105,388	93,414
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	131,042	120,574
Series 2022-1, Class A1,
3.75% (C), 07/25/2062 (D)	83,625	78,079
Series 2023-1, Class A1,
3.75%, 01/25/2063 (D)	211,049	200,296

Total Mortgage-Backed Securities (Cost $2,565,601)		2,328,634

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.90%, 4.40% (C), 02/01/2041	395	394
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	203,979
2.89%, 06/25/2027	14,521	14,390
3.01%, 07/25/2025	188,000	183,314
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	22,972	22,436
4.00%, 10/01/2025 - 07/01/2026	3,204	3,163
1-Year RFUCC Treasury + 1.75%, 4.25% (C), 03/01/2041	417	417
4.50%, 02/01/2025 - 08/01/2052	195,225	188,902
5.00%, 04/01/2039 - 04/01/2053	615,861	610,240
5.50%, 09/01/2036 - 03/01/2053	289,399	292,882
6.00%, 05/01/2038 - 04/01/2040	50,863	52,962
6.50%, 05/01/2040	14,240	14,818
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (C), 02/16/2053	68,394	1,079
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	89,793
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2039 - 02/01/2054 (G)	1,027,000	872,111
2.50%, 02/01/2039 - 02/01/2054 (G)	2,396,000	2,051,914
3.00%, 02/01/2039 - 02/01/2054 (G)	2,015,000	1,783,378
3.50%, 02/01/2039 - 02/01/2054 (G)	1,536,000	1,412,959
4.00%, 02/01/2054 (G)	845,000	796,179
4.50%, 02/01/2054 (G)	746,000	721,697
5.50%, 02/01/2054 (G)	882,000	885,233
6.00%, 02/01/2054 (G)	339,000	343,893

Total U.S. Government Agency Obligations (Cost $10,639,285)		10,546,133

U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury - 9.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	194,000	100,827
1.88%, 02/15/2051 - 11/15/2051	508,000	310,634
2.00%, 02/15/2050	184,000	117,300

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.25%, 08/15/2046 - 02/15/2052	$ 215,000	$ 146,544
2.38%, 02/15/2042 - 05/15/2051	277,000	203,110
2.50%, 02/15/2045 - 05/15/2046	585,000	432,689
2.75%, 08/15/2042 - 11/15/2047	731,500	572,055
2.88%, 08/15/2045 - 05/15/2049	356,300	278,840
3.00%, 05/15/2042 - 08/15/2052	367,700	294,016
3.13%, 02/15/2042 - 05/15/2048	333,500	277,010
3.63%, 02/15/2044 - 05/15/2053	535,600	481,822
3.88%, 02/15/2043	107,000	100,547
4.00%, 11/15/2052	115,000	110,324
4.13%, 08/15/2053	63,000	61,848
4.25%, 05/15/2039	103,000	104,468
4.75%, 11/15/2053	203,000	221,238
5.25%, 02/15/2029	115,000	122,187
U.S. Treasury Notes
0.25%, 08/31/2025	351,000	329,021
0.63%, 05/15/2030 - 08/15/2030	472,000	384,292
0.88%, 06/30/2026	204,000	189,130
1.13%, 02/15/2031	596,000	496,962
1.25%, 11/30/2026	135,000	125,049
1.38%, 11/15/2031	178,000	147,629
1.50%, 08/15/2026 - 02/15/2030	234,300	211,362
1.63%, 02/15/2026 - 05/15/2031	1,109,900	1,012,517
1.88%, 02/15/2032	143,100	122,803
2.13%, 05/15/2025	43,000	41,732
2.25%, 11/15/2025 - 11/15/2027	420,300	402,299
2.50%, 05/31/2024	37,000	36,665
2.75%, 05/15/2025 - 08/15/2032	330,000	310,644
2.88%, 05/15/2028 - 05/15/2032	738,200	705,754
3.13%, 11/15/2028	220,500	213,084
3.38%, 05/15/2033	25,000	23,867
3.50%, 02/15/2033	93,000	89,727
3.63%, 05/31/2028	259,000	256,036
3.88%, 08/15/2033	164,900	163,715
4.13%, 07/31/2028 - 11/15/2032	267,800	270,645
4.38%, 11/30/2028	94,000	96,005
4.50%, 11/15/2033	40,500	42,240
4.75%, 11/15/2043	132,000	139,446

		9,746,083

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	263,960	169,651
1.75%, 01/15/2028	105,535	105,400
2.50%, 01/15/2029	390,024	404,867
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	209,592	190,682

		870,600

Total U.S. Government Obligations (Cost $11,850,718)		10,616,683

COMMERCIAL PAPER - 7.3%
Banks - 2.9%
Cooperatieve Rabobank UA
5.78% (H), 02/01/2024	450,000	449,934
Korea Development Bank
5.47% (H), 07/08/2024	400,000	390,882
Macquarie Bank Ltd.
5.86% (H), 03/01/2024 (D)	500,000	497,750
National Bank of Canada
5.86% (H), 02/01/2024 (D)	450,000	449,934
Nordea Bank Abp
5.80% (H), 03/05/2024 (D)	450,000	447,746

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Standard Chartered Bank
5.89% (H), 03/07/2024 (D)	$ 465,000	$ 462,540
Svenska Handelsbanken AB
5.36% (H), 07/30/2024 (D)	450,000	438,369

		3,137,155

Consumer Finance - 0.4%
Toyota Motor Credit Corp.
5.46% (H), 07/03/2024	400,000	391,035

Financial Services - 3.1%
Alinghi Funding Co. LLC
5.92% (H), 04/10/2024 (D)	450,000	445,313
Anglesea Funding LLC
5.38% (H), 07/26/2024 (D)	475,000	462,882
Britannia Funding Co. LLC
5.90% (H), 02/07/2024 (D)	500,000	499,481
Glencove Funding LLC
5.79% (H), 04/10/2024 (D)	475,000	470,043
GTA Funding LLC
5.84% (H), 02/21/2024 (D)	450,000	448,594
Liberty Street Funding LLC
5.65% (H), 02/16/2024 (D)	250,000	249,406
Starbird Funding Corp.
5.47% (H), 07/11/2024 (D)	400,000	390,582
5.86% (H), 02/01/2024 (D)	333,000	332,951

		3,299,252

Health Care Providers & Services - 0.5%
Columbia Funding Co. LLC
5.84% (H), 03/05/2024 (D)	500,000	497,464
Pharmaceuticals - 0.4%
AstraZeneca PLC
5.41% (H), 07/16/2024 (D)	500,000	487,564

Total Commercial Paper (Cost $7,812,797)		7,812,470

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K728, Class A2,
3.06% (C), 08/25/2024	343,021	338,366

Total Short-Term U.S. Government Agency Obligation (Cost $342,552)		338,366

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Cash Management Bills
5.44% (H), 03/14/2024	128,000	128,000
U.S. Treasury Bills
5.31% (H), 03/26/2024	86,000	85,322
5.34% (H), 05/02/2024	128,000	126,317
5.35% (H), 05/02/2024	466,000	460,822
5.37% (H), 03/05/2024	508,000	505,558

Total Short-Term U.S. Government Obligations (Cost $1,306,024)		1,306,019

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	404,350	$ 404,350

Total Other Investment Company (Cost $404,350)		404,350

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (H), dated 01/31/2024, to be repurchased at $798,447 on 02/01/2024. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 06/30/2026 - 07/15/2026, and with a total value of $814,481.	$ 798,391	798,391

Total Repurchase Agreement (Cost $798,391)		798,391

Total Investments (Cost $91,629,564)		116,206,623
Net Other Assets (Liabilities) - (8.6)%		(9,238,556)

Net Assets - 100.0%		$ 106,968,067

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	03/15/2024	$241,740	$243,525	$1,785	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$64,436,716	$—	$—	$64,436,716
Preferred Stock	85,639	—	—	85,639
Asset-Backed Securities	—	2,350,496	—	2,350,496
Corporate Debt Securities	—	15,071,385	—	15,071,385
Foreign Government Obligation	—	111,341	—	111,341
Mortgage-Backed Securities	—	2,328,634	—	2,328,634
U.S. Government Agency Obligations	—	10,546,133	—	10,546,133
U.S. Government Obligations	—	10,616,683	—	10,616,683
Commercial Paper	—	7,812,470	—	7,812,470
Short-Term U.S. Government Agency Obligation	—	338,366	—	338,366
Short-Term U.S. Government Obligations	—	1,306,019	—	1,306,019
Other Investment Company	404,350	—	—	404,350
Repurchase Agreement	—	798,391	—	798,391

Total Investments	$64,926,705	$51,279,918	$—	$116,206,623

Other Financial Instruments
Futures Contracts (J)	$1,785	$—	$—	$1,785

Total Other Financial Instruments	$1,785	$—	$—	$1,785

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $14,836,991, representing 13.9% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $396,070, collateralized by cash collateral of $404,350. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2024.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Balanced II (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13